CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (1,768)	$ (5,221)	$ (4,739)
Loss (Income) loss from discontinued operations	53	27	(177)
Net loss from continuing operations	(1,715)	(5,194)	(4,916)
Adjustments required to reconcile net loss from continuing operations to net cash provided by (used in) operating activities:
Loss (gain) on sale of available-for-sale marketable securities	(5)	4	8
Depreciation and amortization	124	1,106	868
Impairment of goodwill		4,819	6,288
Change in payment obligation related to acquisition		(4,337)	(2,774)
Impairment of technology		3,763
Increase (decrease) in deferred tax, net	(20)	(514)	41
Employees and non-employees stock-based compensation and contribution from shareholders	1	223	190
Increase (decrease) in accrued severance pay, net	55	32	(16)
Decrease (increase) in trade receivables, net	3,914	(820)	387
Decrease (increase) in other accounts receivable and prepaid expenses	9	(240)	43
Increase (decrease) in trade payables	(2,798)	789	1,676
Increase (decrease) in accrued expenses and other liabilities	(39)	368	(1,514)
Increase (decrease) in deferred revenues	370	(452)	120
Decrease (increase) in restricted cash	(564)	(273)	417
Net cash provided by (used in) operating activities from continuing operations	(668)	(726)	818
Cash flows from investing activities
Purchase of property and equipment	(53)	(129)	(108)
Cash paid in connection with acquisition of Vexigo Ltd., net of cash acquired (a)		(1,400)	(2,264)
Capitalization of software development costs		(380)	(411)
Investment in available-for-sale marketable securities	(56)	(86)	(104)
Proceeds from sale of available-for-sale marketable securities	197	85	98
Net cash provided by (used in) investing activities	88	(1,910)	(2,789)
Cash flows from financing activities
Proceeds from issuance of shares	400	700	500
Proceeds from exercise of stock options			51
Net cash provided by financing activities	400	700	551
Decrease in cash and cash equivalents	(180)	(1,936)	(1,420)
Cash and cash equivalents at the beginning of the year	1,508	3,444	4,864
Cash and cash equivalents at the end of the year	1,328	1,508	3,444
Supplemental disclosure of cash flows activities
Cash paid during the year for income taxes	9	5	7
Non-cash activities:
Shareholders debt conversion into warrants	1,220
Cash paid in connection with acquisition of Vexigo Ltd., net of cash acquired:
Total assets, net of cash			4,691
Total liabilities			(4,512)
Technology			4,433
Deferred tax liability			(709)
Goodwill			11,107
Issuance of shares			(4,369)
Payment obligations in connection with acquisition			(1,845)
Contingent earn-out consideration, net			(6,532)
Total cash paid during the year			$ 2,264